Share capital (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share capital	$ 2,607,000,000	$ 2,667,000,000
Equity	$ 7,223,000,000	$ 7,619,000,000	$ 7,656,000,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	81,720,996	83,555,414
Equity	$ 2,607,000,000	$ 2,667,000,000
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	79,439,518	81,273,936
Class B common shares | Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	2,281,478	2,281,478
Equity	$ 0	$ 0